N-6	May 17, 2023
Prospectus:
Document Type	N-6
Entity Registrant Name	PACIFIC SELECT EXEC SEPARATE ACCT PACIFIC LIFE INS
Entity Central Index Key	0000832908
Entity Investment Company Type	N-6
Document Period End Date	May 17, 2023
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]

The information in the APPENDIX: FUNDS AVAILABLE UNDER THE POLICY section is revised with the following underlying fund information:

Investment Objective	Fund; Advisor (Subadvisor)	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 Year	5 Year	10 Year
Seeks long-term growth of capital.	Pacific Select Fund Mid-Cap Growth Portfolio Class P; Pacific Life Fund Advisors LLC (Delaware Management Company)	0.71%[1]	-30.59%	11.19%	12.21%

[1] To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.

Temporary Fee Reductions, Current Expenses [Text Block]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.
Pacific Select Fund Mid-Cap Growth Portfolio Class P [Member]
Prospectus:
Portfolio Company Name [Text Block]	Pacific Select Fund Mid-Cap Growth Portfolio Class P
Portfolio Company Objective [Text Block]	Seeks long-term growth of capital.
Portfolio Company Adviser [Text Block]	Pacific Life Fund Advisors LLC
Portfolio Company Subadviser [Text Block]	Delaware Management Company
Current Expenses [Percent]	0.71%	[1]
Average Annual Total Returns, 1 Year [Percent]	(30.59%)
Average Annual Total Returns, 5 Years [Percent]	11.19%
Average Annual Total Returns, 10 Years [Percent]	12.21%

[1]	To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain Funds which reflect temporary fee reductions. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund prospectus for complete information regarding these arrangements.